Group cash flow statement (Parenthetical) - USD ($) $ in Millions			6 Months Ended
		Mar. 07, 2023	Jun. 30, 2024	Jun. 30, 2023
Cash flows from consolidated operations
Profit after tax for the period			$ 5,890	$ 4,947
Adjustments for:
– Taxation			2,225	1,983
Adjustments for finance income (cost)			566	748
– Share of profit after tax of equity accounted units			(422)	(431)
– Net impairment (reversals)/charges			(41)	1,175
– Depreciation and amortisation			2,821	2,485
– Provisions (including exchange differences on provisions)			(41)	63
Utilisation of other provisions			(51)	(44)
Utilisation of provisions for close-down and restoration			(361)	(333)
Utilisation of provisions for post-retirement benefits and other employment costs			(61)	(115)
Change in inventories			(41)	(293)
Change in receivables and other assets			107	(6)
Change in trade and other payables			(751)	(628)
Other items	[1]		(167)	(116)
Cash flows from consolidated operations	[2]		9,673	9,435
Net proceeds from sale and purchase of investments	[3]		424	862
Proceeds from issue of equity to non-controlling interests	[4]		445	61
Not Designated As Hedging Instrument
Adjustments for:
Adjustments for (losses) gains on change in fair value of derivatives			(78)	32
Rio Tinto Finance (USA) plc Bonds Five Percentage Due Two Thousand And Thirty Three
Adjustments for:
Notional amount		$ 650
Borrowings, interest rate		5.00%
Rio Tinto Finance (USA) plc Bonds Five Percentage Due Two Thousand And Thirty Three | Fixed interest rate
Adjustments for:
Borrowings term		10 years
Rio Tinto Finance (USA) plc Bonds Five Point One Two Five Percentage Due Two Thousand And Fifty Three
Adjustments for:
Notional amount		$ 1,100
Borrowings, interest rate		5.125%
Rio Tinto Finance (USA) plc Bonds Five Point One Two Five Percentage Due Two Thousand And Fifty Three | Fixed interest rate
Adjustments for:
Borrowings term		30 years
Fixed Income Instruments
Adjustments for:
Net proceeds from sale and purchase of investments			$ 422	$ 801

[1]	Other items includes the recognition of realised losses of US$78 million on currency forwards not designated as hedges (30 June 2023: realised gains US$32 million).
[2]

(a) Cash flows from consolidated operations		2024 US$m	2023 US$m
Profit after tax for the period		5,890	4,947
Adjustments for:
– Taxation	6	2,225	1,983
– Finance items		566	748
– Share of profit after tax of equity accounted units		(422)	(431)
– Net impairment (reversals)/charges	5	(41)	1,175
– Depreciation and amortisation		2,821	2,485
– Provisions (including exchange differences on provisions)		(41)	63
Utilisation of other provisions		(51)	(44)
Utilisation of provisions for close-down and restoration	9	(361)	(333)
Utilisation of provisions for post-retirement benefits and other employment costs		(61)	(115)
Change in inventories		(41)	(293)
Change in receivables and other assets		107	(6)
Change in trade and other payables		(751)	(628)
Other items(e)		(167)	(116)
		9,673	9,435

[3]	During the six months to 30 June 2024, we received net proceeds of US$422 million (30 June 2023: US$801 million) from our sales and purchases of investments within a separately managed portfolio of fixed income instruments. Purchases and sales of these securities are reported on a net cash flow basis within “Sales of financial assets” or “Purchases of financial assets” depending on the overall net position at each reporting date.
[4]	On 28 June 2024, we received a payment of US$411 million from Chalco Iron Ore Holdings Ltd (CIOH) in relation to their share of cash expenditure for the Simandou iron ore project in Guinea incurred up until the end of December 2023 to progress critical works. On 11 July 2024, we received a further US$575 million from CIOH for cash calls by Simfer Jersey to 30 June 2024. Refer to note 12 for further details.